Related Party Transactions - Schedule of Names and Relationship of Related Parties (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Cenntro Holding Limited [Member]
Related Party Transaction [Line Items]
Existing Relationship with the Company	Under common control of Peter Zuguang Wang	Controlling shareholder of the Company
Cenntro Smart Manufacturing Tech. Co., Ltd. [Member]
Related Party Transaction [Line Items]
Existing Relationship with the Company	Under common control of Peter Zuguang Wang	Under common control of Peter Zuguang Wang
Zhuhai Hengzhong Industrial Investment Fund (Limited Partnership) [Member]
Related Party Transaction [Line Items]
Existing Relationship with the Company	Under common control of Peter Zuguang Wang	Under common control of Peter Zuguang Wang
Peter Zuguang Wang [Member]
Related Party Transaction [Line Items]
Existing Relationship with the Company	Chairman of the Board of Directors of the Company	Chairman of the Board of Directors of the Company
Xinchang County Jiuhe Investment Management Partnership (LP) [Member]
Related Party Transaction [Line Items]
Existing Relationship with the Company	Under control of Mr. Mengxing He, the General Manger of Zhejiang Zhongchai	Under control of Mr. Mengxing He, the General Manger of Zhejiang Zhongchai